FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906




November 5, 2008


Filed Via EDGAR (CIK #0000773478)
Securities and Exchange Commission
100 F Street NE
Washington D.C.  20549

      RE:   FRANKLIN CALIFORNIA TAX-FREE TRUST
            File Nos. 002-99112 and 811-04356

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) does not differ from those contained in Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 27, 2008.

Sincerely yours,

FRANKLIN CALIFORNIA TAX-FREE TRUST



/s/ David P. Goss
Vice President

DPG/jg

cc:  Bruce G. Leto, Esq.